Investments - Narrative (Details) $ in Millions	Jun. 30, 2026 USD ($) security	Dec. 31, 2025 USD ($) security
Debt Securities, Available-for-Sale [Line Items]
Number of securities | security	499	215
Number of positions | security	1,679	1,624
Debt securities, available-for-sale, continuous unrealized loss position, largest single amount	$ 0.3	$ 0.1
Fixed income funds	0.0	63.4
Unfunded investment commitments	$ 9.0	$ 12.2
Percentage of total net asset value of hedge fund	7.00%	1.00%
Private credit funds
Debt Securities, Available-for-Sale [Line Items]
Unfunded investment commitments	$ 96.5	$ 108.1
Minimum
Debt Securities, Available-for-Sale [Line Items]
Percentage of total net asset value of hedge fund	85.00%	94.00%
Maximum
Debt Securities, Available-for-Sale [Line Items]
Percentage of total net asset value of hedge fund	15.00%	6.00%